Earnings Per Common Share (Narrative) (Q3) (Details) - $ / bbl	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Derivative [Line Items]
Period of trailing average of WTI	30 days	30 days
West Texas Intermediate [Member]
Derivative [Line Items]
Period of trailing average of WTI	30 days
Minimum [Member] | West Texas Intermediate [Member]
Derivative [Line Items]
Compensation reimbursement	85	85